Cash - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Bank borrowings [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	RM 53,029		RM 67,086
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing	808,000			69,000
Advance received from a related party
Payment of principal element of bank borrowings	(19,214)		(14,914)	(1,914)
Payment of interest element of bank borrowings	(9,424)		(4,056)	(796)
Proceeds (Repayment of) from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	779,362		(18,970)	66,290
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 20)	9,424		4,056	1,566
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Modification of redeemable convertible preference shares
Equity component of redeemable convertible preference shares conversion
Other expenses			857
Reclass to other payables				(770)
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	9,424		4,913	796
Balance	841,815	$ 207,548	53,029	67,086
Balance (in Dollars)	841,815		53,029	67,086
Lease liabilities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	2,493,310		2,217,028	26,208
Changes from financing cash flows:
Payment of capital element of lease liabilities	(397,706)		(339,747)	(161,857)
Payment of interest element of lease liabilities	(231,431)		(253,389)	(124,157)
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowings
Payment of interest element of bank borrowings
Proceeds (Repayment of) from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(629,137)		(593,136)	(286,014)
Other changes:
Increase in lease liabilities from entering into new leases during the year			616,029	2,352,677
Finance costs (note 20)	231,431		253,389	124,157
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Modification of redeemable convertible preference shares
Equity component of redeemable convertible preference shares conversion
Other expenses
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities
Total other changes	231,431		869,418	2,476,834
Balance	2,095,604	516,668	2,493,310	2,217,028
Balance (in Dollars)	2,095,604		2,493,310	2,217,028
Redeemable convertible preference shares [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	9,590,370		6,483,536	2,500,000
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowings
Payment of interest element of bank borrowings
Proceeds (Repayment of) from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares	(405,700)		7,989,890	3,609,483
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(405,700)		7,989,890	3,609,483
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 20)
Conversion of redeemable convertible preference shares	(1,704,846)		(4,389,989)
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares				704,900
Modification of redeemable convertible preference shares	(37,092)			177,600
Equity component of redeemable convertible preference shares conversion	26,845		(321,679)	(459,417)
Other expenses
Effect of foreign exchange rate	(886,091)		(171,388)	(49,030)
Change arising from investing activities
Change arising from operating activities
Total other changes	(2,601,184)		(4,883,056)	374,053
Balance	6,583,486	1,623,147	9,590,370	6,483,536
Balance (in Dollars)	6,583,486		9,590,370	6,483,536
Other payables [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	3,105,476		1,213,527	181,655
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties
Proceeds from bank borrowing
Advance received from a related party
Payment of principal element of bank borrowings
Payment of interest element of bank borrowings
Proceeds (Repayment of) from shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares				918,274
Interest paid for redeemable convertible preference shares	(978,267)		(355,394)	(175,000)
Payment of redeemable convertible preference shares commission fee
Total changes from financing cash flows	(978,267)		(355,394)	743,274
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 20)	828,703		1,384,065	360,407
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares
Loss of redeemable convertible preference shares
Modification of redeemable convertible preference shares				(177,600)
Equity component of redeemable convertible preference shares conversion
Other expenses
Reclass to other payables				770
Effect of foreign exchange rate
Change arising from investing activities
Change arising from operating activities	3,825,975		863,278	105,021
Total other changes	4,654,678		2,247,343	288,598
Balance	6,781,887	1,672,063	3,105,476	1,213,527
Balance (in Dollars)	6,781,887		3,105,476	1,213,527
Amounts due to related parties [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	4,001,850		3,404,046	264,607
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Repayment to related parties			(37,431)
Proceeds from bank borrowing
Advance received from a related party	3,443,291			1,042,409
Payment of principal element of bank borrowings
Payment of interest element of bank borrowings
Proceeds (Repayment of) from shareholder’s loan	(2,000,000)		(70,925)	1,363,000
Proceeds from the issue of redeemable convertible preference shares
Advances received for redeemable convertible preference shares
Interest paid for redeemable convertible preference shares
Payment of redeemable convertible preference shares commission fee				(137,912)
Total changes from financing cash flows	1,443,291		(108,356)	2,267,497
Other changes:
Increase in lease liabilities from entering into new leases during the year
Finance costs (note 20)	22,717		27,260	17,081
Conversion of redeemable convertible preference shares
Commission fee for redeemable convertible preference shares				137,912
Loss of redeemable convertible preference shares
Modification of redeemable convertible preference shares
Equity component of redeemable convertible preference shares conversion
Other expenses
Reclass to other payables
Effect of foreign exchange rate
Change arising from investing activities				738,670
Change arising from operating activities	588,883		678,900	(21,721)
Total other changes	611,600		706,160	871,942
Balance	6,056,741	1,493,279	4,001,850	3,404,046
Balance (in Dollars)	6,056,741		4,001,850	3,404,046
Cash Flows from Financing Activities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	19,244,035		13,385,223	2,972,470
Changes from financing cash flows:
Payment of capital element of lease liabilities	(397,706)		(339,747)	(161,857)
Payment of interest element of lease liabilities	(231,431)		(253,389)	(124,157)
Repayment to related parties			(37,431)
Proceeds from bank borrowing	808,000			69,000
Advance received from a related party	3,443,291			1,042,409
Payment of principal element of bank borrowings	(19,214)		(14,914)	(1,914)
Payment of interest element of bank borrowings	(9,424)		(4,056)	(796)
Proceeds (Repayment of) from shareholder’s loan	(2,000,000)		(70,925)	1,363,000
Proceeds from the issue of redeemable convertible preference shares	(405,700)		7,989,890	3,609,483
Advances received for redeemable convertible preference shares				918,274
Interest paid for redeemable convertible preference shares	(978,267)		(355,394)	(175,000)
Payment of redeemable convertible preference shares commission fee				(137,912)
Total changes from financing cash flows	209,549		6,914,034	6,400,530
Other changes:
Increase in lease liabilities from entering into new leases during the year			616,029	2,352,677
Finance costs (note 20)	1,092,275		1,668,770	503,211
Conversion of redeemable convertible preference shares	(1,704,846)		(4,389,989)
Commission fee for redeemable convertible preference shares				137,912
Loss of redeemable convertible preference shares				704,900
Modification of redeemable convertible preference shares	(37,092)
Equity component of redeemable convertible preference shares conversion	26,845		(321,679)	(459,417)
Other expenses			857
Reclass to other payables
Effect of foreign exchange rate	(886,091)		(171,388)	(49,030)
Change arising from investing activities				738,670
Change arising from operating activities	4,414,858		1,542,178	83,300
Total other changes	2,905,949		(1,055,222)	4,012,223
Balance	22,359,533	$ 5,512,705	19,244,035	13,385,223
Balance (in Dollars)	RM 22,359,533		RM 19,244,035	RM 13,385,223